Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income	$ 832	$ 24	$ 481
Adjustments for
Depreciation and amortization	490	489	443
(Reversal of) Impairment of fixed assets	(6)	90	(10)
Exchange rate, interest and derivative, net	99	88	109
Tax expenses	260	25	147
Change in provisions	(4)	113	(21)
Other	(21)	5	(1)
Adjustments for reconcile profit loss	818	810	667
Change in inventories	(267)	54	(72)
Change in trade receivables	(426)	(89)	199
Change in trade payables	274	84	(58)
Change in other receivables	9	5	5
Change in other payables	107	54	4
Net change in operating assets and liabilities	(303)	108	78
Interest paid, net	89	107	114
Income taxes paid, net of refund	(193)	(31)	(120)
Net cash provided by operating activities	1,065	804	992
Cash flows from investing activities
Proceeds (payments) from deposits, net	355	34	(2)
Business combinations	(365)	(27)	0
Purchases Of Property, Plant And Equipment And Intangible Assets	(611)	(626)	(576)
Proceeds From Divestiture Of Businesses Net Of Transaction Expenses	31	26	0
Other	11	10	53
Net cash used in investing activities	(579)	(583)	(525)
Cash flows from financing activities
Dividends paid to the company's shareholders	(276)	(118)	(273)
Receipt of long-term debt	1,230	1,175	657
Repayment of long-term debt	(1,120)	(1,133)	(689)
Repayments of short-term debt, net	(58)	(52)	(183)
Receipts (payments) from transactions in derivatives	(17)	24	0
Other	(3)	(1)	(2)
Net cash used in financing activities	(244)	(105)	(490)
Net change in cash and cash equivalents	242	116	(23)
Cash and cash equivalents as of the beginning of the year	214	95	121
Net effect of currency translation on cash and cash equivalents	17	3	(3)
Cash and cash equivalents as of the end of the year	$ 473	$ 214	$ 95